Loss Per Common Share (Tables)	3 Months Ended	6 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Loss Per Common Share
Loss per common share
	For the three months ended March 31,
	2023	2022

Weighted average number of common shares outstanding	7,003,599	6,633,901
Effect of dilutive securities:	-	-
Weighted average number of dilutive common shares outstanding	7,003,599	6,633,901

Basic and diluted loss per common share:
Continuing operations	$(0.34)	$(0.23)
Discontinued operations	-	-
Consolidated operations	$(0.34)	$(0.23)

	Six months ended December 31,		Year ended June 30,
	2022	2021 (unaudited)	2022 (As Restated)	2021
Weighted average number of common shares outstanding	7,003,599	6,458,143	6,637,471	3,189,602
Effect of dilutive securities:	-	-	-	-
Weighted average number of dilutive common shares outstanding	7,003,599	6,458,143	6,637,471	3,189,602

Basic and diluted loss per common share:
Continuing operations	($0.58)	($0.33)	($2.06)	($0.97)
Discontinued operations	$0.00	$0.00	$0.00	($0.18)
Consolidated operations	($0.58)	($0.33)	($2.06)	($1.15)